Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Investments held at fair value [Abstract]
Summary of investments held at fair value	Interests in these investments were accounted for as shown below:

Investments held at fair value	$000's
Balance as of January 1, 2021	553,167
Sale of Karuna shares	(218,125)
Loss realised on sale of investments	(20,925)
Cash purchase of Vor preferred shares	500
Gain – change in fair value through profit and loss	179,271
Balance as of December 31, 2021 and January 1, 2022 before allocation of share in associate loss to long-term interest (*)	493,888
Investment in Sonde Preferred shares – Sonde deconsolidation	11,168
Sale of Karuna and Vor shares	(118,710)
Loss realised on sale of investments as a result of written call option	(29,303)
Cash Investment (Akili)	5,000
Gelesis Earn out shares received in SPAC exchange	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Loss – change in fair value through profit and loss	(32,060)
Balance as of December 31, 2022	251,892
(*) Share in associate losses allocated to long-term interest amounted to $96.7 million as of December 31, 2021 and January 1, 2022